General	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information [Abstract]
General
Note 1:	General

a.	Description of the Company and its operations:

MediWound Ltd. was incorporated in Israel in January 2000. The Company, which is located in Yavne, Israel (The "Company" or "MediWound"), is a biopharmaceutical company that develops, manufactures and commercializes novel, cost effective, bio-therapeutic, non-surgical solutions for tissue repair and regeneration. The Company’s strategy leverages its breakthrough enzymatic technology platform into diversified portfolio of biotherapeutics across multiple indications to pioneer solutions for unmet medical needs.  The Company’s current portfolio is focused on next-generation protein-based therapies for burn care, wound care and tissue repair.

In December 2022, the Company's first innovative biopharmaceutical product, Nexobrid, has received an approval from the U.S. Food and Drug Administration (“FDA”) and marketing approval in each of India, Switzerland and Japan. In addition, it has a marketing authorization from the European Medicines Agency (“EMA”) and regulatory agencies in other international markets for removal of dead or damaged tissue, known as eschar, in adults with deep partial and/or full-thickness thermal burns.

The Company commercializes Nexobrid globally through multiple sales channels.

The Company sells Nexobrid to burn centers in the European Union, United Kingdom and Israel, primarily through its commercial organizations.

The Company has established local distribution channels in multiple international markets, including Asia Pacific, EMEA, CEE, Australia and LATAM, in which local distributors are also responsible for obtaining local marketing authorization within the relevant territories.

In the United States, the Company entered into an exclusive license and supply agreement with Vericel Corporation (“Vericel”) to commercialize Nexobrid in North America. On September 21, 2023, the Company announced the U.S. commercial availability of Nexobrid for the removal of eschar in adults with deep partial and/or full-thickness thermal burns.

In August 2024, the Company announced that the FDA has approved a pediatric indication for NexoBrid allowing for eschar removal in pediatric patients aged newborn through eighteen with deep partial and/or full-thickness thermal burns. With this FDA approval, NexoBrid is now authorized for use in the U.S. for all age groups, aligning with its approvals in the European Union and Japan.

The Company’s second investigational next-generation enzymatic therapy product, EscharEx, a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds.

In February 2025, the Company announced the initiation of VALUE, a global, pivotal Phase III trial evaluating EscharEx for the treatment of venous leg ulcers (VLUs).
b.	The Company's securities are listed for trading on NASDAQ since March 2014.

On February 7, 2023, the Company completed a registered direct offering. A total of 1,964,286 ordinary shares were issued at an offering price of $14 per share. The gross proceeds were $27,500, before deducting commissions and other offering expenses. The net proceeds were approximately $25,469.

On July 15, 2024, the Company entered into a definitive share purchase agreement. The agreement includes the sale and purchase of 1,453,488 shares of the Company’s ordinary shares, each with a par value of NIS 0.07 (the “Ordinary Shares”), in a private investment in public equity (the “PIPE Offering”). The purchase price was set at $17.20 per share. The gross proceeds from the PIPE Offering were $25,000, and the issuance expenses were $862.

On September 30, 2025, the Company completed a registered direct offering. A total of 1,734,105 ordinary shares were issued at an offering price of $17.3 per share. The gross proceeds were $30,000, before deducting commissions and other offering expenses. The net proceeds were approximately $27,366.

c.
The Company has three wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm, and MediWound UK Limited and MediWound US, Inc., which are currently inactive companies.

d.
The “Iron Swords” war began on October 7, 2023 and has significantly affected the security and economic situation of the State of Israel. Continuation of the fighting and attacks on Israel, together with the steps that were taken by the Government of Israel following declaration of a state of war and the mobilization of army reserves, have led to a decrease in business and economic activity throughout the country. These effects were reflected in disruption of the chains of supply and production, a shortage in manpower, volatility in the value of financial assets and in the exchange rates of foreign currencies in relation to the shekel. In addition, the Downgrading of Israel’s credit rating by the international rating agencies and the effects on the country’s budget have also affected the economy in general and the business activity of many companies and consequently also financial reporting.

In June 2025 the war significantly expanded to another front with the State of Israel opening a direct confrontation with Iran in the framework of operation “Rising Lion”. Upon the commencement of this operation, the State of Israel declared a special home-front situation and closed its airspace. This confrontation further intensified the impact of the war on the operations of many companies.

In October 2025, a ceasefire was reached between Israel and Hamas in the Gaza Strip.

The war did not have a significant impact on the Company’s operations.
e.
The accompanying consolidated financial statements have been prepared on the basis that the Company will continue as a going concern. From inception to December 31, 2025, the Company has incurred cash outflows from operations, losses from operations, and has an accumulated deficit of $228.9 million.

The Company believes that its existing cash and cash equivalents, short-term and restricted bank deposits of $53.6 million as of December 31, 2025, will be sufficient to fund its operations and capital expenditures for at least twelve months from the date of issuance of these consolidated financial statements.